Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Advantage Large Cap Core Portfolio
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
General Dynamics Corp. .............. 3,608 $ 797,260
Lockheed Martin Corp. ............... 5,691 2,327,391
Textron, Inc. ...................... 6,257 488,922
3,613,573
Automobiles — 3.0%
Ford Motor Co. .................... 68,781 854,260
General Motors Co. ................. 65,691 2,165,832
Tesla, Inc.
(a)
....................... 8,430 2,109,355
5,129,447
Banks — 1.6%
Bank of America Corp. ............... 69,426 1,900,884
Citigroup, Inc. ..................... 2,964 121,909
KeyCorp ......................... 58,163 625,834
Synovus Financial Corp. .............. 1,821 50,624
2,699,251
Beverages — 2.3%
Coca-Cola Co. (The) ................ 17,954 1,005,065
PepsiCo, Inc. ..................... 17,336 2,937,412
3,942,477
Biotechnology — 4.0%
AbbVie, Inc. ...................... 3,125 465,813
Amgen, Inc. ...................... 9,467 2,544,351
Exelixis, Inc.
(a)
..................... 31,079 679,076
Gilead Sciences, Inc. ................ 4,740 355,216
Horizon Therapeutics plc
(a)
............ 970 112,219
Incyte Corp.
(a)
..................... 22,781 1,316,058
Neurocrine Biosciences, Inc.
(a)
.......... 4,945 556,312
Regeneron Pharmaceuticals, Inc.
(a)
....... 662 544,800
Seagen, Inc.
(a)
..................... 257 54,523
Ultragenyx Pharmaceutical, Inc.
(a)
........ 8,536 304,308
6,932,676
Broadline Retail — 3.8%
Amazon.com, Inc.
(a)
................. 52,414 6,662,868
Building Products — 0.8%
A O Smith Corp. ................... 5,276 348,902
Builders FirstSource, Inc.
(a)
............ 3,599 448,039
Owens Corning .................... 2,462 335,841
Trane Technologies plc ............... 1,104 224,013
1,356,795
Capital Markets — 2.3%
Moody's Corp. ..................... 6,669 2,108,538
Nasdaq, Inc. ...................... 38,205 1,856,381
3,964,919
Chemicals — 1.7%
Ecolab, Inc. ...................... 11,023 1,867,296
LyondellBasell Industries NV, Class A ..... 649 61,461
Sherwin-Williams Co. (The) ............ 3,842 979,902
2,908,659
Commercial Services & Supplies — 0.6%
Cintas Corp. ...................... 1,940 933,159
Republic Services, Inc. ............... 1,095 156,049
1,089,208
Construction & Engineering — 1.3%
AECOM ......................... 6,369 528,882
EMCOR Group, Inc. ................. 1,940 408,156
Valmont Industries, Inc. ............... 5,856 1,406,670
2,343,708
Security
Shares
Shares Value
Construction Materials — 0.4%
Martin Marietta Materials, Inc. .......... 507 $ 208,113
Vulcan Materials Co. ................ 2,756 556,767
764,880
Consumer Staples Distribution & Retail — 1.9%
Sysco Corp. ...................... 9,174 605,943
Walmart, Inc. ...................... 17,305 2,767,588
3,373,531
Electric Utilities — 1.2%
IDACORP, Inc. .................... 1,337 125,210
OGE Energy Corp. .................. 4,400 146,652
PPL Corp. ....................... 76,414 1,800,314
2,072,176
Electrical Equipment — 0.3%
AMETEK, Inc. ..................... 3,509 518,490
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd. ................. 7,836 967,981
Entertainment — 0.9%
Electronic Arts, Inc. ................. 9,185 1,105,874
Playtika Holding Corp.
(a)
.............. 42,715 411,345
Warner Bros Discovery, Inc.
(a)
.......... 3,580 38,879
1,556,098
Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,694 943,708
Block, Inc., Class A
(a)
................ 29,878 1,322,400
Euronet Worldwide, Inc.
(a)
............. 320 25,402
Fidelity National Information Services, Inc. .. 2,516 139,059
Mastercard, Inc., Class A .............. 8,358 3,309,016
Visa, Inc., Class A
(b)
................. 11,751 2,702,848
8,442,433
Food Products — 1.7%
Archer-Daniels-Midland Co. ............ 18,166 1,370,080
Hershey Co. (The) .................. 7,819 1,564,425
2,934,505
Ground Transportation — 0.3%
CSX Corp. ....................... 5,980 183,885
Norfolk Southern Corp. ............... 252 49,626
Ryder System, Inc. .................. 215 22,994
Saia, Inc.
(a)
....................... 464 184,974
441,479
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories ................. 5,651 547,299
Boston Scientific Corp.
(a)
.............. 10,378 547,958
Enovis Corp.
(a)
..................... 753 39,706
IDEXX Laboratories, Inc.
(a)
............. 347 151,733
Medtronic plc ..................... 3,591 281,391
ResMed, Inc. ..................... 1,836 271,489
Stryker Corp. ..................... 8,618 2,355,041
4,194,617
Health Care Providers & Services — 2.8%
Elevance Health, Inc. ................ 5,517 2,402,212
Ensign Group, Inc. (The)
(b)
............. 650 60,405
HCA Healthcare, Inc. ................ 3,745 921,195
Tenet Healthcare Corp.
(a)
.............. 1,032 67,998
UnitedHealth Group, Inc. .............. 2,870 1,447,025
4,898,835
Health Care Technology — 0.2%
Teladoc Health, Inc.
(a)
................ 17,617 327,500

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Core Portfolio
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.9%
Boyd Gaming Corp. ................. 7,788 $ 473,744
McDonald's Corp. .................. 917 241,575
Travel + Leisure Co. ................. 23,411 859,886
1,575,205
Household Durables — 0.8%
DR Horton, Inc. .................... 2,467 265,129
Leggett & Platt, Inc. ................. 21,076 535,541
Toll Brothers, Inc. ................... 8,617 637,313
1,437,983
Household Products — 1.2%
Kimberly-Clark Corp. ................ 16,595 2,005,506
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 20,083 305,262
Industrial Conglomerates — 0.5%
Honeywell International, Inc. ........... 4,251 785,330
Insurance — 3.3%
Chubb Ltd. ....................... 126 26,231
Everest Group Ltd. .................. 647 240,470
Marsh & McLennan Cos., Inc. .......... 7,122 1,355,317
MetLife, Inc. ...................... 32,347 2,034,950
Reinsurance Group of America, Inc. ...... 5,580 810,160
Travelers Cos., Inc. (The) ............. 7,941 1,296,845
W R Berkley Corp. .................. 631 40,062
5,804,035
Interactive Media & Services — 6.8%
(a)
Alphabet, Inc., Class A ............... 39,143 5,122,253
Alphabet, Inc., Class C ............... 22,063 2,909,006
Meta Platforms, Inc., Class A ........... 12,698 3,812,067
11,843,326
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 10,005 1,118,759
Machinery — 3.0%
Illinois Tool Works, Inc. ............... 4,471 1,029,716
Oshkosh Corp. .................... 16,722 1,595,780
Otis Worldwide Corp. ................ 4,291 344,610
Snap-on, Inc. ..................... 3,718 948,313
Timken Co. (The) ................... 4,339 318,873
Xylem, Inc. ....................... 10,183 926,959
5,164,251
Media — 1.5%
Comcast Corp., Class A .............. 22,926 1,016,539
Fox Corp., Class A .................. 43,266 1,349,899
Fox Corp., Class B .................. 762 22,007
Liberty Media Corp.-Liberty SiriusXM
(a)
.... 11,860 301,952
2,690,397
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp. ..................... 10,267 1,731,221
ConocoPhillips .................... 4,849 580,910
Devon Energy Corp. ................. 28,743 1,371,041
EOG Resources, Inc. ................ 3,335 422,745
Exxon Mobil Corp. .................. 929 109,232
Marathon Oil Corp. .................. 4,639 124,093
Marathon Petroleum Corp. ............ 772 116,834
Pioneer Natural Resources Co. ......... 1,981 454,739
Targa Resources Corp. ............... 8,161 699,561
Valero Energy Corp. ................. 9,452 1,339,443
6,949,819
Security
Shares
Shares Value
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
.......... 3,299 $ 139,548
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. .............. 34,600 2,008,184
Eli Lilly & Co. ..................... 3,550 1,906,812
Johnson & Johnson ................. 5,679 884,504
4,799,500
Residential REITs — 1.2%
Camden Property Trust ............... 12,745 1,205,422
Equity Residential .................. 16,470 966,954
2,172,376
Semiconductors & Semiconductor Equipment — 7.1%
Applied Materials, Inc. ............... 16,520 2,287,194
ARM Holdings plc, ADR
(a)
............. 3,687 197,328
Intel Corp. ....................... 37,889 1,346,954
Lam Research Corp. ................ 1,187 743,976
MaxLinear, Inc.
(a)
................... 8,586 191,039
NVIDIA Corp. ..................... 13,672 5,947,183
NXP Semiconductors NV ............. 2,655 530,788
QUALCOMM, Inc. .................. 9,216 1,023,529
12,267,991
Software — 10.8%
Adobe, Inc.
(a)
...................... 4,001 2,040,110
Autodesk, Inc.
(a)
.................... 1,604 331,884
Cadence Design Systems, Inc.
(a)
........ 3,065 718,129
Fortinet, Inc.
(a)
..................... 10,842 636,209
Manhattan Associates, Inc.
(a)
........... 9,017 1,782,300
Microsoft Corp. .................... 38,332 12,103,329
RingCentral, Inc., Class A
(a)
............ 1,901 56,327
Salesforce, Inc.
(a)
................... 3,812 772,997
Synopsys, Inc.
(a)
................... 96 44,061
Teradata Corp.
(a)
................... 2,006 90,310
VMware, Inc., Class A
(a) (b)
............. 932 155,159
18,730,815
Specialized REITs — 0.5%
SBA Communications Corp. ........... 4,773 955,411
Specialty Retail — 1.8%
AutoNation, Inc.
(a)
................... 2,411 365,025
Best Buy Co., Inc. .................. 6,876 477,676
Five Below, Inc.
(a)
................... 2,286 367,817
Penske Automotive Group, Inc.
(b)
........ 2,484 414,977
TJX Cos., Inc. (The) ................. 17,184 1,527,314
3,152,809
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. ....................... 71,059 12,166,011
Dell Technologies, Inc., Class C ......... 10,816 745,222
Hewlett Packard Enterprise Co. ......... 94,842 1,647,406
14,558,639
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.
(a)
............. 2,762 1,065,055
NIKE, Inc., Class B ................. 271 25,913
Skechers USA, Inc., Class A
(a)
.......... 22,445 1,098,683
2,189,651
Trading Companies & Distributors — 1.0%
WW Grainger, Inc. .................. 2,573 1,780,104
Total Long-Term Investments — 98 .9%
(Cost: $ 160,433,413 ) ............................. 171,562,823

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Core Portfolio
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 1,854,430 $ 1,854,430
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(e)
....................... 3,129,852 3,130,791
Total Short-Term Securities — 2 .9%
(Cost: $ 4,985,221 ) .............................. 4,985,221
Total Investments — 101 .8%
(Cost: $ 165,418,634 ) ............................. 176,548,044
Liabilities in Excess of Other Assets — (1.8) % ............ (3,165,364)
Net Assets — 100.0% ..............................
$ 173,382,680
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,693,555 $ 160,875
(a)
$ — $ — $ — $ 1,854,430 1,854,430 $ 57,167 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,552,176 1,576,989
(a)
— 1,734 (108) 3,130,791 3,129,852 7,861
(b)
—
$ 1,734 $ (108) $ 4,985,221 $ 65,028 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Core Portfolio
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 9 12/15/23 $ 1,946 $ (82,585)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 171,562,823 $ — $ — $ 171,562,823
Short-Term Securities
Money Market Funds ...................................... 1,854,430 — — 1,854,430
$ 173,417,253 $ — $ — $ 173,417,253
Investments Valued at NAV
(a)
...................................... 3,130,791
$ 176,548,044
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (82,585) $ — $ — $ (82,585)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts